BILLS PAYABLE (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2014 Y
Bills Payable 1	$ 30,740,000
Bills Payable 2	33,160,000
Bills Payable 3	6,510,000
Bills Payable 4	$ 6,610,000
Bills Payable 5	1
Bills Payable 6	1